Business Acquisitions (Details 3) In Thousands, unless otherwise specified	Jul. 09, 2012 USD ($)	Jul. 09, 2012 CNY	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Property and equipment, net	$ 939	5,761	$ 68,630	443,588
Land use rights	77	470
Acquired technologies	65	400
Goodwill	1,686	10,349	136,594	882,874
Purchase consideration	$ 2,767	16,980	$ 332,930	2,151,893